IFRS 7 Disclosure (Tables)	12 Months Ended
Oct. 31, 2024
Statement [Line Items]
Schedule of Probability of Default Risk Ranges
The following table maps PD ranges

to risk levels:
Risk assessment PD Segment PD Range
Low Risk 1 0.00 to 0.15%
Normal Risk 2 0.16 to 0.41
3 0.42 to 1.10
Medium Risk 4 1.11 to 2.93
5 2.94 to 4.74
High Risk 6 4.75 to 7.59
7 7.60 to 18.24
8 18.25 to 99.99
Default 9 100.00

Schedule of BRR Scale Aligned to External Ratings
TD’s 21-point BRR scale broadly aligns to external

ratings as follows:
Description Rating category Standard & Poor’s Moody’s Investor Services
Investment grade 0 to 1C AAA to AA- Aaa to Aa3
2A to 2C A+ to A- A1 to A3
3A to 3C BBB+ to BBB- Baa1 to Baa3
Non-investment grade 4A to 4C BB+ to BB- Ba1 to Ba3
5A to 5C B+ to B- B1 to B3
Watch and classified 6 to 8 CCC+ to CC and below Caa1 to Ca and below
Impaired/default 9A to 9B Default Default

Portfolio Market Risk Measures
The following table presents the end of year, average, high,

and low usage of TD’s portfolio metrics.
TABLE 44: PORTFOLIO MARKET RISK

MEASURES
(millions of Canadian dollars) 2024 2023
As at Average High Low As at Average High Low
Interest rate risk $ 8.4 $ 16.8 $ 27.7 $ 5.1 $ 21.1 $ 24.9 $ 44.2 $ 12.2
Credit spread risk 25.1 30.0 40.5 18.9 31.5 31.6 41.9 22.5
Equity risk 7.7 7.8 12.0 5.2 6.0 9.4 15.8 5.7
Foreign exchange risk 5.2 2.9 7.8 1.2 2.1 3.5 9.7 1.0
Commodity risk 6.0 4.5 11.5 2.2 2.9 4.8 11.7 2.3
Idiosyncratic debt specific risk 18.2 20.3 29.7 13.8 28.4 33.2 57.2 20.3
Diversification effect 1 (45.0) (50.8) n/m 2 n/m (57.4) (62.6) n/m n/m
Total Value-at-Risk (one-day) 25.6 31.5 44.9 21.8 34.6 44.8 69.6 30.1
1

The aggregate VaR is less than the sum of the VaR

of the different risk types due to risk offsets resulting from portfolio diversification.
2

Not meaningful. It is not meaningful to compute a diversification effect because the high and low may occur on different days for different risk types.

Structural Interest Rate Sensitivity Measures
TABLE 45: STRUCTURAL INTEREST

RATE SENSITIVITY MEASURES
(millions of Canadian dollars) As at
October 31, 2024 October 31, 2023
EVE NII 1,2 EVE NII 1
Sensitivity Sensitivity
1
Sensitivity Sensitivity
1
Canada
U.S.

Total Canada U.S. Total Total Total
Before-tax impact of

100 bps increase in rates
$ (643) $ (1,846) $ (2,489) $ 301 $ 419 $ 720 $ (2,211) $ 920

100 bps decrease in rates
496 1,418 1,914 (357) (626) (983) 1,599 (1,099)
Represents the twelve-month NII exposure to an immediate and sustained shock in rates.

Summary of Liquid Assets by Type and Currency
Assets held by the Bank to meet liquidity

requirements are summarized in the following

tables. The tables do not include assets held

within the Bank’s insurance
businesses as these are used to support insurance-specific

liabilities and capital requirements.
TABLE 46: SUMMARY OF LIQUID

ASSETS BY TYPE AND CURRENCY
(millions of Canadian dollars, except as noted)
As at

Securities

received as

collateral from

securities

financing and

Bank-owned

derivative

Total
Encumbered

Unencumbered

liquid assets

transactions liquid assets
liquid assets

liquid assets 1
October 31, 2024

Cash and central bank reserves
$ 41,200
$
–
$
41,200
$
819
$
40,381
Canadian government obligations
20,938 79,241 100,179 49,952 50,227
National Housing Act Mortgage-Backed
Securities (NHA MBS)
42,320 – 42,320 1,627 40,693
Obligations of provincial governments, public sector entities and multilateral development banks
41,788 28,332 70,120 39,339 30,781
Corporate issuer obligations
4,581 6,970 11,551 7,199 4,352
Equities
12,442 2,540 14,982 11,128 3,854
Total Canadian dollar-denominated
163,269 117,083 280,352 110,064 170,288
Cash and central bank reserves
125,271 – 125,271 218 125,053
U.S. government obligations
74,749 64,616 139,365 83,592 55,773
U.S. federal agency obligations, including U.S.

federal agency mortgage-backed obligations
76,085 15,008 91,093 28,147 62,946
Obligations of other sovereigns, public sector entities
and multilateral development banks
67,118 38,599 105,717 42,194 63,523
Corporate issuer obligations
74,072 16,758 90,830 31,291 59,539
Equities
53,525 37,204 90,729 52,894 37,835
Total non-Canadian dollar-denominated
470,820 172,185 643,005 238,336 404,669
Total
$ 634,089
$
289,268
$
923,357
$
348,400
$
574,957
October 31, 2023

Total Canadian dollar-denominated
153,281 123,806 277,087 113,486 163,601
Total non-Canadian dollar-denominated
408,299 182,652 590,951 212,888 378,063
Total
$ 561,580
$
306,458 $ 868,038 $ 326,374 $ 541,664
Unencumbered liquid assets include on-balance sheet assets, assets borrowed or purchased under resale agreements,

and other off-balance sheet collateral received less encumbered liquid assets.

Summary of Unencumbered Liquid Assets by Bank, Subsidiaries, and Branches
Total unencumbered liquid assets increased by $ 33

billion from October 31, 2023 largely

as a result of higher deposit balances and

wholesale funding proceeds.
Unencumbered liquid assets held in The

Toronto-Dominion Bank and multiple domestic and foreign subsidiaries (excluding insurance subsidiaries) and branches
are summarized in the following table.
TABLE 47: SUMMARY OF UNENCUMBERED

LIQUID ASSETS BY BANK,

SUBSIDIARIES, AND BRANCHES
(millions of Canadian dollars) As at
October 31 October 31
2024 2023
The Toronto-Dominion Bank (Parent) $ 227,435 $ 205,408
Bank subsidiaries 314,306 291,915
Foreign branches 33,216 44,341
Total $ 574,957 $ 541,664

Summary of Deposit Funding
The
Bank’s base of personal and commercial,

wealth, and Schwab sweep deposits make up approximately
70% (2023 – 70%) of the Bank’s total funding.
TABLE 55: SUMMARY OF DEPOSIT

FUNDING
(millions of Canadian dollars) As at
October 31, 2024 October 31, 2023
P&C deposits – Canadian $ 566,329 $ 529,078
P&C deposits – U.S.
1
433,406 446,355
Total $ 999,735 $ 975,433
1
P&C deposits in U.S. are presented on a Canadian equivalent basis and therefore period-over-period movements reflect both underlying growth and changes in the foreign exchange rate.

Summary of Remaining Contractual Maturity
The following table summarizes on-balance

sheet and off-balance sheet categories by remaining

contractual maturity. Off-balance sheet commitments include
contractual obligations to make future payments

on certain lease-related commitments, certain

purchase obligations,

and other liabilities. The values of credit
instruments reported in the following

table represent the maximum amount of additional

credit that the Bank could be obligated to extend

should such instruments
be fully drawn or utilized. Since a significant

portion of guarantees and commitments

are expected to expire without being

drawn upon, the total of the contractual
amounts is not representative of expected future

liquidity requirements. These contractual obligations

have an impact on the Bank’s short-term and

long-term
liquidity and capital resource needs.
The maturity analysis

presented does not depict the degree of

the Bank’s maturity transformation or the Bank’s exposure

to interest rate and liquidity risk. The
Bank’s objective is to fund its assets appropriately

to protect against borrowing cost volatility

and potential reductions to funding market

availability. The Bank
utilizes stable non-maturity deposits (chequing

and savings accounts) and term deposits

as the primary source of long-term funding

for the Bank’s non-trading
assets including personal and business

term loans and the stable balance of revolving

lines of credit.

Additionally, the Bank issues long-term funding in respect of such non-trading assets and raises short

term funding primarily to finance trading assets.

The liquidity of trading assets under stressed

market conditions is
considered when determining the appropriate

term of the funding.
TABLE 58: REMAINING CONTRACTUAL

MATURITY
(millions of Canadian dollars) As at
October 31, 2024
No
Less than 1 to 3 3 to 6 6 to 9 9 months Over 1 to Over 2 to Over specific
1 month months months months to 1 year 2 years 5 years 5 years maturity Total
Assets
Cash and due from banks $ 6,437 $ – $ – $ – $ – $ – $ – $ – $ – $ 6,437
Interest-bearing deposits with banks
165,665 23 – – – – – – 4,242 169,930
Trading loans, securities, and other
1 3,773 4,852 6,777 4,852 4,729 11,756 28,458 27,484 83,089 175,770
Non-trading financial assets at fair value through
profit or loss
– 2 301 1,431 96 702 810 694 1,833 5,869
Derivatives
11,235 12,059 5,501 4,257 2,587 10,485 17,773 14,164 – 78,061
Financial assets designated at fair value through
profit or loss
367 251 486 613 292 1,144 1,865 1,399 – 6,417
Financial assets at fair value through other comprehensive

income
357 7,284 6,250 6,459 9,367 5,766 19,729 34,270 4,415 93,897
Debt securities at amortized cost, net of allowance
for credit losses
1,620 4,237 4,763 6,367 4,072 30,513 93,429 126,617 (3) 271,615
Securities purchased under reverse repurchase

agreements
2 134,310 35,360 19,897 10,119 5,299 1,722 482 – 1,028 208,217
Loans
Residential mortgages

7,502 11,817 13,066 16,074 4,353 86,112 132,381 60,344 – 331,649
Consumer instalment and other personal
974 1,758 2,509 4,077 6,137 28,498 88,052 35,096 61,281 228,382
Credit card
– – – – – – – – 40,639 40,639
Business and government

55,591 15,405 10,866 19,340 18,982 47,488 98,362 61,904 29,035 356,973
Total loans 64,067 28,980 26,441 39,491 29,472 162,098 318,795 157,344 130,955 957,643
Allowance for loan losses – – – – – – – – (8,094) (8,094)
Loans, net of allowance for loan losses 64,067 28,980 26,441 39,491 29,472 162,098 318,795 157,344 122,861 949,549
Customers’ liability under acceptances

– – – – – – – – – –
Investment in Schwab
– – – – – – – – 9,024 9,024
Goodwill
3 – – – – – – – – 18,851 18,851
Other intangibles
3 – – – – – – – – 3,044 3,044
Land, buildings, equipment, other depreciable
assets, and right-of-use assets
3 – 8 1 4 12 81 562 3,130 6,039 9,837
Deferred tax assets
– – – – – – – – 4,937 4,937
Amounts receivable from brokers, dealers, and clients
22,115 – – – – – – – – 22,115
Other assets
6,556 2,478 2,989 556 367 373 312 153 14,397 28,181
Total assets $ 416,502 $ 95,534 $ 73,406 $ 74,149 $ 56,293 $ 224,640 $ 482,215 $ 365,255 $ 273,757 $ 2,061,751
Liabilities
Trading deposits $ 4,522 $ 2,516 $ 2,768 $ 2,101 $ 3,715 $ 5,488 $ 7,566 $ 1,736 $ – $ 30,412
Derivatives
9,923 11,556 5,740 3,319 2,783 8,800 12,877 13,370 – 68,368
Securitization liabilities at fair value
– 1,004 328 644 97 3,313 9,443 5,490 – 20,319
Financial liabilities designated at

fair value through profit or loss

50,711 25,295 51,967 40,280 37,964 1,477 – – 220 207,914
Deposits
4,5
Personal
14,229 31,997 30,780 16,971 19,064 15,120 15,590 7 497,909 641,667
Banks
14,714 4,287 2,434 16,343 6,954 – 3 – 12,963 57,698
Business and government
23,536 24,136 11,295 19,038 9,020 37,681 76,667 24,144 343,798 569,315
Total deposits 52,479 60,420 44,509 52,352 35,038 52,801 92,260 24,151 854,670 1,268,680
Acceptances – – – – – – – – – –
Obligations related to securities sold short
1 1,431 2,392 750 971 603 8,303 10,989 12,610 1,466 39,515
Obligations related to securities sold under repurchase

agreements
2 173,741 21,172 2,096 1,036 30 1,225 23 – 2,577 201,900
Securitization liabilities at amortized cost
119 589 819 438 144 1,843 4,823 3,590 – 12,365
Amounts payable to brokers, dealers, and clients
26,598 – – – – – – – – 26,598
Insurance-related liabilities
224 448 671 671 705 1,184 1,656 727 883 7,169
Other liabilities
12,396 14,478 7,279 1,114 876 1,886 1,421 5,608 6,820 51,878
Subordinated notes and debentures

– – – 200 – – – 11,273 – 11,473
Equity – – – – – – – – 115,160 115,160
Total liabilities and equity $ 332,144 $ 139,870 $ 116,927 $ 103,126 $ 81,955 $ 86,320 $ 141,058 $ 78,555 $ 981,796 $ 2,061,751
Off-balance sheet commitments
Credit and liquidity commitments
6,7
$ 31,198 $ 28,024 $ 26,127 $ 24,731 $ 21,440 $ 52,706 $ 174,388 $ 4,743 $ 1,948 $ 365,305
Other commitments
8
113 266 270 400 254 1,019 1,591 403 50 4,366
Unconsolidated structured entity commitments – – – 125 766 490 19 – – 1,400
Total off-balance sheet commitments $ 31,311 $ 28,290 $ 26,397 $ 25,256 $ 22,460 $ 54,215 $ 175,998 $ 5,146 $ 1,998 $ 371,071
Amount has been recorded according to the remaining contractual maturity of the underlying security.

2

Certain contracts considered short-term are presented in ‘less than 1 month’ category.
3

Certain non-financial assets have been recorded as having ‘no specific maturity’.
4

As the timing of demand deposits and notice deposits is non-specific and callable by the depositor,

obligations have been included as having ‘no specific maturity’.
5

Includes $
75

billion of covered bonds with remaining contractual maturities of $
2

billion in ‘over 3 months to 6 months’, $
10

billion in ‘over 6 months to 9 months’, $
18

billion in ‘over 1 to
2 years’, $ 37

billion in ‘over 2 to 5 years’, and $
8

billion in ‘over 5 years’.
6

Includes $
609

million in commitments to extend credit to private equity investments.
7

Commitments to extend credit exclude personal lines of credit and credit card lines, which are unconditionally cancellable at the Bank’s discretion at any time.
8

Includes various purchase commitments as well as commitments for leases not yet commenced, and lease-related payments.
TABLE 58: REMAINING CONTRACTUAL

MATURITY
(continued)
(millions of Canadian dollars) As at
October 31, 2023
No
Less than 1 to 3 3 to 6 6 to 9 9 months Over 1 to Over 2 to Over specific
1 month months months months to 1 year 2 years 5 years 5 years maturity Total
Assets
Cash and due from banks $ 6,721 $ – $ – $ – $ – $ – $ – $ – $ – $ 6,721
Interest-bearing deposits with banks
91,966 559 – – – – – – 5,823 98,348
Trading loans, securities, and other
1 4,328 6,329 5,170 3,008 4,569 13,226 27,298 25,677 62,485 152,090
Non-trading financial assets at fair value through
profit or loss
– – 354 1,538 199 1,664 828 1,351 1,406 7,340
Derivatives
10,145 10,437 5,246 4,244 3,255 11,724 25,910 16,421 – 87,382
Financial assets designated at fair value through
profit or loss
374 496 375 695 324 838 1,470 1,246 – 5,818
Financial assets at fair value through other comprehensive

income
745 2,190 1,200 5,085 2,223 9,117 15,946 29,845 3,514 69,865
Debt securities at amortized cost, net of allowance
for credit losses
1,221 4,020 4,073 16,218 3,480 22,339 116,165 140,502 (2) 308,016
Securities purchased under reverse repurchase

agreements
2 124,253 33,110 29,068 7,381 7,298 955 506 – 1,762 204,333
Loans
Residential mortgages

1,603 2,616 5,860 10,575 14,181 57,254 168,475 59,733 44 320,341
Consumer instalment and other personal
894 1,580 2,334 3,830 5,974 27,166 85,487 34,183 56,106 217,554
Credit card
– – – – – – – – 38,660 38,660
Business and government

37,656 10,058 13,850 14,886 16,964 42,460 96,952 67,190 26,512 326,528
Total loans 40,153 14,254 22,044 29,291 37,119 126,880 350,914 161,106 121,322 903,083
Allowance for loan losses – – – – – – – – (7,136) (7,136)
Loans, net of allowance for loan losses 40,153 14,254 22,044 29,291 37,119 126,880 350,914 161,106 114,186 895,947
Customers’ liability under acceptances

14,804 2,760 5 – – – – – – 17,569
Investment in Schwab
– – – – – – – – 8,907 8,907
Goodwill
3 – – – – – – – – 18,602 18,602
Other intangibles
3 – – – – – – – – 2,771 2,771
Land, buildings, equipment, other depreciable
assets, and right-of-use assets
3 – 8 6 8 14 79 573 3,153 5,593 9,434
Deferred tax assets
4 – – – – – – – – 3,951 3,951
Amounts receivable from brokers, dealers, and clients
30,416 – – – – – – – – 30,416
Other assets
4 5,267 1,869 5,619 208 194 137 129 82 14,124 27,629
Total assets
4
$ 330,393 $ 76,032 $ 73,160 $ 67,676 $ 58,675 $ 186,959 $ 539,739 $ 379,383 $ 243,122 $ 1,955,139
Liabilities
Trading deposits $ 1,272 $ 1,684 $ 5,278 $ 4,029 $ 4,153 $ 6,510 $ 6,712 $ 1,342 $ – $ 30,980
Derivatives
9,068 9,236 4,560 3,875 2,559 8,345 16,589 17,408 – 71,640
Securitization liabilities at fair value
2 498 345 1,215 391 1,651 6,945 3,375 – 14,422
Financial liabilities designated at

fair value through profit or loss

48,197 30,477 37,961 42,792 32,473 112 – – 118 192,130
Deposits
5,6
Personal
6,044 19,095 22,387 14,164 19,525 17,268 20,328 51 507,734 626,596
Banks
19,608 68 29 – – – 4 1 11,515 31,225
Business and government
25,663 16,407 24,487 11,819 9,658 33,723 74,300 19,652 324,660 540,369
Total deposits 51,315 35,570 46,903 25,983 29,183 50,991 94,632 19,704 843,909 1,198,190
Acceptances 14,804 2,760 5 – – – – – – 17,569
Obligations related to securities sold short
1 135 1,566 1,336 1,603 1,309 5,471 19,991 11,971 1,279 44,661
Obligations related to securities sold under repurchase

agreements
2 146,559 10,059 6,607 457 1,142 150 46 – 1,834 166,854
Securitization liabilities at amortized cost
– 526 355 1,073 703 2,180 4,956 2,917 – 12,710
Amounts payable to brokers, dealers, and clients
30,872 – – – – – – – – 30,872
Insurance contract liabilities
4 243 305 327 258 253 694 1,131 501 2,134 5,846
Other liabilities
4 11,923 9,808 7,986 1,276 1,198 918 1,979 4,226 8,260 47,574
Subordinated notes and debentures

– – – – – 196 – 9,424 – 9,620
Equity
4
– – – – – – – – 112,071 112,071
Total liabilities and equity
4
$ 314,390 $ 102,489 $ 111,663 $ 82,561 $ 73,364 $ 77,218 $ 152,981 $ 70,868 $ 969,605 $ 1,955,139
Off-balance sheet commitments
Credit and liquidity commitments
7,8
$ 22,242 $ 24,178 $ 26,399 $ 21,450 $ 22,088 $ 47,826 $ 166,891 $ 5,265 $ 1,487 $ 337,826
Other commitments
9
109 279 214 197 204 889 1,364 424 73 3,753
Unconsolidated structured entity commitments – 836 3 239 95 729 – – – 1,902
Total off-balance sheet commitments $ 22,351 $ 25,293 $ 26,616 $ 21,886 $ 22,387 $ 49,444 $ 168,255 $ 5,689 $ 1,560 $ 343,481
Amount has been recorded according to the remaining contractual maturity of the underlying security.

2

Certain contracts considered short-term are presented in ‘less than 1 month’ category.
3

Certain non-financial assets have been recorded as having ‘no specific maturity’.
4

Balances as at October 31, 2023 have been restated for the adoption of IFRS 17. Refer to Note 4 of the Bank’s

2024 Consolidated Financial Statements for further details.
5

As the timing of demand deposits

and notice deposits is non-specific and callable by the depositor, obligations have been included as having ‘no specific maturity’.
6

Includes $
54

billion of covered bonds with remaining contractual maturities of $
6

billion in ‘over 3 months to 6 months’, $
1

billion in ‘over 6 months to 9 months’, $
12

billion in ‘over 1 to
2 years’, $ 31

billion in ‘over 2 to 5 years’, and $
4

billion in ‘over 5 years’.
7

Includes $
573

million in commitments to extend credit to private equity investments.
8

Commitments to extend credit exclude personal lines of credit and credit card lines, which are unconditionally cancellable at the Bank’s discretion at any time.
9

Includes various purchase commitments as well as commitments for leases not yet commenced, and lease-related payments.